Davis Polk & Wardwell llp 450 Lexington Avenue New York, NY 10017 davispolk.com

July 30, 2024
Re:	Silver Spike Investment Corp. (CIK No. 0001843162) Filing of Pre-Effective Amendment No. 2 to Registration Statement on Form N-14 (File No. 333-278677)

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Ladies and Gentlemen:
On behalf of our client, Silver Spike Investment Corp. (the “Company”), we are hereby filing via EDGAR with the Securities and Exchange Commission (the “Commission”) the above-referenced pre-effective amendment no. 2 to the registration statement on Form N-14 (“Amendment No. 2”) relating to, among other things, the following proposals to be voted upon by the Company’s stockholders: (i) a proposal to approve the issuance of shares of the Company’s common stock to Chicago Atlantic Loan Portfolio, LLC (“CALP”) in connection with the Company’s acquisition of a portfolio of loans from CALP; (ii) a proposal to elect three new directors of the Company; and (iii) a proposal to approve a new investment advisory agreement between the Company and Silver Spike Capital, LLC (the “Adviser”) because the current investment advisory agreement between the Company and the Adviser may be deemed to terminate as a result of a transaction involving a change in the ownership of the Adviser.
Amendment No. 2 is a revised version of pre-effective amendment no. 1 to the registration statement on Form N-14 filed on behalf of the Company on June 20, 2024, and includes changes in response to the comments from the staff of the Commission (the “Staff”) received telephonically on July 16, 2024 and July 25, 2024. The Company is concurrently filing a letter in response to the Staff’s comments.
Please do not hesitate to contact me at (212) 450-4930 or gregory.rowland@davispolk.com if you have any questions regarding the foregoing or if I can provide any additional information.

Very truly yours,

/s/ Gregory S. Rowland

Gregory S. Rowland

cc:
Scott Gordon, Silver Spike Investment Corp.
Umesh Mahajan, Silver Spike Investment Corp.
Lee Hochbaum, Esq., Davis Polk & Wardwell LLP
Owen J. Pinkerton, Esq., Eversheds Sutherland (US) LLP
Craig T. Alcorn, Esq., Eversheds Sutherland (US) LLP